Accounts payable to selling shareholders (Tables)	12 Months Ended
Dec. 31, 2018
Statement [LineItems]
Summary of Liabilities of Accounts Payable From Business Combination and Investments in Associates

The breakdown of the liabilities regarding balances of accounts payable from business combination and investments in associates is as follows:

	2018	2017
Accounts payable to selling shareholders
Acquisition of SAE Digital S.A. (a)	—	(11,693)
Acquisition of International School (b)	(174,410)	(36,630)
Acquisition of NS Educação Ltda. (c)	(6,971)	(9,680)

	(181,381)	(58,003)

Current	(830)	(14,936)
Non-current	(180,551)	(43,067)

(a)	In 2017, the subsidiary NS Ventures Ltda. acquired 30% of SAE Digital S.A. The balance was paid in six instalments adjusted by CDI, fulfilling the obligation in June 2018.
(b)

Upon acquiring control of International School, the shareholders entered into an agreement with put and call options over the remaining interest. Because the terms of the put and call options are symmetrical, the Company concluded that it is virtually certain that either the Company or the non-controlling shareholder will exercise the option because it will be in the economic interests of one of them to do so. The financial liability is recorded at the present value of the estimated amount payable to the non-controlling shareholder upon the exercise of the put or call options and discounted to present value using an estimated interest rate of 17.6% (21.0 % in 2017). During 2018 the Company recognized R$ 8,351 of interest. The amount payable is estimated based on projected EBITDA for the 2019 and 2020 school year. During the fourth quarter of 2018, the Company had a better visibility about next year’s ACV bookings and its increase, it was necessary to perform a review on previous operations projections, that resulted in an increase on the projected EBITDA. Based on the new projected numbers for 2019 and 2020, the accounts payable increased by R$130,378. In addition, there were changes of R$ 949, related to amounts receivable and payable to the former controlling shareholder of International School, which affected the accounts payable to selling shareholders.

(c)	This amount was retained as an escrow for any losses, which will be released in annual installments from December 31, 2018 to December 31, 2022.